CONSOLIDATED STATEMENTS OF OPERATIONS - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2015	Jun. 30, 2014	Jun. 30, 2015	Jun. 30, 2014	Dec. 31, 2014	Dec. 31, 2013
REVENUE	$ 109,489	$ 122,032	$ 225,214	$ 286,247	$ 759,889	$ 341,972
Cost of revenue	44,665	71,046	99,777	144,793	412,225	142,755
Gross profit	64,824	50,986	125,437	141,454	347,664	199,217
OPERATING EXPENSES:
Sales and marketing	105,681	144,949	154,255	308,466	482,729	682,600
General and administrative	566,078	1,178,874	1,101,625	2,251,250	6,103,628	4,843,804
Depreciation and amortization	88,154	84,776	172,775	168,191	344,128	300,909
Total operating expenses	759,913	1,408,599	1,428,655	2,727,907	6,930,485	5,827,313
Loss from operations	(695,089)	(1,357,613)	(1,303,218)	(2,586,453)	(6,582,821)	(5,628,096)
Other expense:
Change in fair value of derivative liabilities		487		2,030	2,030	7,630,434
Loss on settlement or conversion inducement of debt					(413,917)	(6,810,982)
Interest expense	(757)	(96,126)	(1,473)	(614,190)	(740,756)	(2,015,145)
Total other expense	(757)	(95,639)	(1,473)	(612,160)	(1,152,643)	(1,195,693)
NET LOSS	$ (695,846)	$ (1,453,252)	$ (1,304,691)	$ (3,198,613)	$ (7,735,464)	$ (6,823,789)
Net loss per common share, basic and diluted (in Dollars per share)	$ (0.14)	$ (0.34)	$ (0.26)	$ (0.78)	$ (1.80)	$ (2.36)
Weighted average common shares outstanding, basic and diluted (in Shares)	4,985,204	4,218,096	4,951,625	4,110,304	4,288,825	2,885,409